PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks
Brazil 7.2%
MercadoLibre, Inc.*	187,675	$321,263,942
NU Holdings Ltd. (Class A Stock)*	13,414,312	115,497,226
		436,761,168
Denmark 4.6%
Novo Nordisk A/S (Class B Stock)	2,479,378	283,403,972
France 11.2%
Hermes International SCA	104,766	221,020,654
L’Oreal SA	485,485	232,330,963
LVMH Moet Hennessy Louis Vuitton SE	277,540	230,929,645
		684,281,262
India 0.4%
Varun Beverages Ltd.	1,388,399	21,418,118
Italy 4.0%
Ferrari NV	704,192	245,577,869
Japan 1.4%
Keyence Corp.	192,671	86,200,596
Netherlands 3.6%
ASML Holding NV	251,422	218,130,747
United States 65.3%
Adobe, Inc.*	197,278	121,874,403
Advanced Micro Devices, Inc.*	542,887	91,036,721
Airbnb, Inc. (Class A Stock)*	360,990	52,033,099
Alphabet, Inc. (Class A Stock)*	946,061	132,543,146
Amazon.com, Inc.*	2,016,179	312,910,981
Apple, Inc.	616,087	113,606,443
Applied Materials, Inc.	957,783	157,363,747
Arista Networks, Inc.*	343,078	88,747,417
Broadcom, Inc.	149,540	176,457,200
Cadence Design Systems, Inc.*	611,192	176,304,444
Costco Wholesale Corp.	129,254	89,816,020
Crowdstrike Holdings, Inc. (Class A Stock)*	268,784	78,619,320
Eli Lilly & Co.	371,748	240,004,226
Home Depot, Inc. (The)	293,295	103,521,403

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
HubSpot, Inc.*			91,726	$56,044,586
Lululemon Athletica, Inc.*			102,431	46,485,236
Mastercard, Inc. (Class A Stock)			356,822	160,295,147
Microsoft Corp.			927,822	368,883,471
MongoDB, Inc.*(a)			313,848	125,702,401
Netflix, Inc.*			474,319	267,568,091
NVIDIA Corp.			650,655	400,328,502
Palo Alto Networks, Inc.*			530,032	179,421,132
ServiceNow, Inc.*			293,188	224,406,095
Snowflake, Inc. (Class A Stock)*			215,242	42,109,945
Trade Desk, Inc. (The) (Class A Stock)*			1,049,007	71,783,549
Vertex Pharmaceuticals, Inc.*			246,021	106,620,581
				3,984,487,306

Total Long-Term Investments (cost $3,840,958,251)				5,960,261,038
Short-Term Investments 2.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	150,943,860	150,943,860
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $946,528; includes $899,856 of cash collateral for securities on loan)(b)(wb)	947,416	947,132

Total Short-Term Investments (cost $151,890,388)				151,890,992

TOTAL INVESTMENTS 100.2% (cost $3,992,848,639)				6,112,152,030
Liabilities in excess of other assets (0.2)%				(13,860,833)

Net Assets 100.0%				$6,098,291,197

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $720,936; cash collateral of $899,856 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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